COMMITMENTS AND CONTINGENCIES (Details) - Schedule of Future Minimum Rental Payments for Operating Leases	Dec. 31, 2015 USD ($)
Schedule of Future Minimum Rental Payments for Operating Leases [Abstract]
2016	$ 125,192
2017	96,024
2018	13,783
$ 234,999